INVENTORY	12 Months Ended
Dec. 31, 2019
INVENTORY
INVENTORY

9.     INVENTORY

	December 31,	December 31,	December 31,
	2019	2018	2017
		As restated Note 23	As restated Note 23
Raw materials	$500,263	$301,693	$175,487
Work in progress	—	2,435	171,599
Finished goods	118,387	14,007	51,470
	$618,650	$318,135	$398,556

Research and development supplies	$671,845	$1,274,653	$1,274,653

During the years ended December 31, 2019, 2018 and 2017 the Company did not write down any inventory.  During the year ended December 31, 2019, $458,436 of inventory was expensed in cost of goods sold (year ended December 31, 2018 and 2017: $366,258 and $752,810 respectively).